Schedule of Financial Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance			₪ 1,922
Profit (loss) which was recognized in the statement of income	₪ 62	₪ 1,264	(72,793)	₪ (63,533)	₪ 43,749
Closing balance			2,147	1,922
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance			1,922	2,565
Profit (loss) which was recognized in the statement of income			225	(643)
Closing balance			₪ 2,147	₪ 1,922	₪ 2,565